UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2006

1.813030.101

CAF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 1.0%
Goodyear Tire & Rubber Co. (a)(d)	2,258,400	$ 35,321
Johnson Controls, Inc.	622,000	43,067
		78,388
Diversified Consumer Services - 0.0%
ITT Educational Services, Inc. (a)	64,700	3,772
Hotels, Restaurants & Leisure - 2.3%
Ambassadors Group, Inc.	214,701	5,808
Starbucks Corp. (a)	3,900,000	123,630
Vail Resorts, Inc. (a)	100,200	3,045
Wynn Resorts Ltd. (a)(d)	693,200	44,767
		177,250
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	142,400	6,053
KB Home	518,800	39,533
Koninklijke Philips Electronics NV (NY Shares)	1,307,800	44,034
		89,620
Internet & Catalog Retail - 2.8%
eBay, Inc. (a)	3,946,800	170,107
NutriSystem, Inc. (a)(d)	846,955	41,416
		211,523
Leisure Equipment & Products - 0.1%
Mattel, Inc.	398,000	6,567
SCP Pool Corp.	85,400	3,406
		9,973
Media - 5.7%
Carmike Cinemas, Inc.	229,700	5,262
Discovery Holding Co. Class A (a)	2,103,427	31,888
Getty Images, Inc. (a)	141,200	11,529
Grupo Televisa SA de CV (CPO) sponsored ADR	403,900	33,746
Knight-Ridder, Inc.	431,150	26,839
Lamar Advertising Co. Class A (a)	377,300	17,326
Meredith Corp.	179,700	9,840
Regal Entertainment Group Class A	284,700	5,270
The New York Times Co. Class A	1,340,165	37,927
Tribune Co.	552,900	16,040
Walt Disney Co.	9,674,893	244,872
		440,539
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	924,700	$ 22,147
Specialty Retail - 5.9%
A.C. Moore Arts & Crafts, Inc. (a)	210,000	3,186
Abercrombie & Fitch Co. Class A	2,367,100	157,152
American Eagle Outfitters, Inc.	1,381,900	37,284
Best Buy Co., Inc.	1,560,350	79,047
Charlotte Russe Holding, Inc. (a)	1,052,683	17,243
Chico's FAS, Inc. (a)	561,500	24,459
Cost Plus, Inc. (a)	1,043,372	20,398
Gymboree Corp. (a)(e)	1,676,082	41,299
Urban Outfitters, Inc. (a)	2,396,800	65,457
Wet Seal, Inc. Class A (a)(d)	943,900	4,738
		450,263
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)	210,100	14,285
TOTAL CONSUMER DISCRETIONARY		1,497,760
CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Hansen Natural Corp. (a)	179,096	15,725
Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	2,767,400	127,605
Food Products - 0.5%
Archer-Daniels-Midland Co.	1,318,700	41,539
Tobacco - 0.3%
Reynolds American, Inc.	227,800	23,037
TOTAL CONSUMER STAPLES		207,906
ENERGY - 8.8%
Energy Equipment & Services - 3.9%
BJ Services Co.	1,754,000	71,019
Grant Prideco, Inc. (a)	455,000	22,791
National Oilwell Varco, Inc. (a)	66,900	5,089
Pride International, Inc. (a)	724,300	25,575
Schlumberger Ltd. (NY Shares)	1,277,350	162,798
Tenaris SA sponsored ADR	94,900	15,417
		302,689
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.9%
Amerada Hess Corp.	471,100	$ 72,926
Arch Coal, Inc.	732,800	63,548
Cameco Corp.	1,393,000	109,818
Peabody Energy Corp.	558,600	55,586
Valero Energy Corp.	1,165,600	72,768
		374,646
TOTAL ENERGY		677,335
FINANCIALS - 5.9%
Capital Markets - 5.4%
Apollo Investment Corp.	1,159,625	21,140
Charles Schwab Corp.	1,521,800	22,507
E*TRADE Financial Corp. (a)	2,077,300	49,419
Janus Capital Group, Inc.	1,195,150	24,967
Lehman Brothers Holdings, Inc.	333,100	46,784
Merrill Lynch & Co., Inc.	1,376,700	103,349
Morgan Stanley	2,008,700	123,435
TD Ameritrade Holding Corp.	1,242,817	25,155
		416,756
Insurance - 0.4%
Brown & Brown, Inc.	94,900	2,726
Covanta Holding Corp. (a)	380,400	6,581
Marsh & McLennan Companies, Inc.	427,500	12,992
Navigators Group, Inc. (a)	20,800	929
RLI Corp.	107,200	5,858
Willis Group Holdings Ltd.	125,800	4,367
		33,453
Real Estate - 0.1%
New York Mortgage Trust, Inc.	743,800	4,240
TOTAL FINANCIALS		454,449
HEALTH CARE - 10.2%
Biotechnology - 2.2%
Amgen, Inc. (a)	379,386	27,653
Biogen Idec, Inc. (a)	2,239,000	100,195
Charles River Laboratories International, Inc. (a)	421,500	19,444
Gilead Sciences, Inc. (a)	189,900	11,559
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
MannKind Corp. (a)	99,600	$ 1,803
Origin Agritech Ltd. (a)	131,300	2,271
Pharmion Corp. (a)	403,328	6,723
		169,648
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	864,100	31,842
Cytyc Corp. (a)	1,261,200	37,962
St. Jude Medical, Inc. (a)	462,300	22,713
Thermo Electron Corp. (a)	1,126,300	37,889
		130,406
Health Care Providers & Services - 4.3%
American Healthways, Inc. (a)	142,400	6,362
American Retirement Corp. (a)	926,800	25,237
Brookdale Senior Living, Inc.	551,400	18,610
Caremark Rx, Inc. (a)	252,000	12,424
Express Scripts, Inc. (a)	419,100	38,260
IMS Health, Inc.	856,600	21,072
Medco Health Solutions, Inc. (a)	517,800	28,013
UnitedHealth Group, Inc.	2,500,000	148,550
VCA Antech, Inc. (a)	1,103,500	30,534
Vital Images, Inc. (a)	114,369	3,494
		332,556
Pharmaceuticals - 2.0%
Adams Respiratory Therapeutics, Inc.	408,800	17,652
Allergan, Inc.	498,200	57,990
Elan Corp. PLC sponsored ADR (a)(d)	4,664,500	74,212
		149,854
TOTAL HEALTH CARE		782,464
INDUSTRIALS - 13.0%
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	646,900	48,459
Airlines - 2.0%
Alaska Air Group, Inc. (a)	324,200	10,352
AMR Corp. (a)	2,673,300	60,684
Continental Airlines, Inc. Class B (a)(d)	1,736,000	36,300
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	846,300	$ 46,326
US Airways Group, Inc. (a)	23,500	689
		154,351
Commercial Services & Supplies - 0.7%
Advisory Board Co. (a)	109,600	5,478
Corporate Executive Board Co.	190,000	15,987
Waste Management, Inc.	1,005,400	31,751
		53,216
Construction & Engineering - 1.8%
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)(d)	490,425	18,587
Granite Construction, Inc.	572,493	23,175
McDermott International, Inc. (a)	1,228,700	63,892
Quanta Services, Inc. (a)	1,708,000	23,656
Shaw Group, Inc. (a)	276,000	9,831
		139,141
Electrical Equipment - 2.4%
ABB Ltd. sponsored ADR (a)	5,987,700	65,386
Rockwell Automation, Inc.	1,803,800	119,177
		184,563
Industrial Conglomerates - 0.6%
Siemens AG sponsored ADR (d)	475,200	43,528
Machinery - 2.0%
Caterpillar, Inc.	731,660	49,680
Deere & Co.	1,110,500	79,689
Pentair, Inc.	685,300	26,316
		155,685
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	563,000	45,108
Canadian National Railway Co.	142,300	12,869
Norfolk Southern Corp.	1,365,850	68,074
		126,051
Trading Companies & Distributors - 1.2%
Fastenal Co.	169,800	6,478
Finning International, Inc.	1,865,400	63,711
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Interline Brands, Inc. (a)	234,700	$ 5,961
WESCO International, Inc. (a)	393,302	18,851
		95,001
TOTAL INDUSTRIALS		999,995
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 8.3%
Alcatel SA sponsored ADR (a)	2,894,600	38,788
CIENA Corp. (a)	3,338,700	13,355
CommScope, Inc. (a)	1,152,700	25,486
Corning, Inc. (a)	1,233,900	30,045
Finisar Corp. (a)	4,171,100	11,262
JDS Uniphase Corp. (a)	3,992,700	12,497
Juniper Networks, Inc. (a)	1,690,500	30,649
Motorola, Inc.	11,260,200	255,719
Oplink Communications, Inc. (a)	594,447	10,593
QUALCOMM, Inc.	3,944,200	189,164
Sycamore Networks, Inc. (a)	4,176,200	20,672
		638,230
Computers & Peripherals - 2.0%
Apple Computer, Inc. (a)	2,018,400	152,409
Dot Hill Systems Corp. (a)	128,400	976
		153,385
Electronic Equipment & Instruments - 0.3%
Aeroflex, Inc. (a)	902,800	10,915
Flextronics International Ltd. (a)	900,000	9,414
		20,329
Internet Software & Services - 6.1%
Akamai Technologies, Inc. (a)	667,700	14,576
DealerTrack Holdings, Inc.	190,700	3,804
Equinix, Inc. (a)	127,200	5,969
Google, Inc. Class A (sub. vtg.) (a)	676,614	293,141
Homestore, Inc. (a)	4,606,099	27,821
iPass, Inc. (a)	872,400	6,796
Yahoo!, Inc. (a)	3,456,559	118,698
		470,805
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.3%
Electronic Data Systems Corp.	2,208,300	$ 55,627
First Data Corp.	925,500	41,740
		97,367
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)	3,758,500	157,331
Altera Corp. (a)	1,230,400	23,759
ATI Technologies, Inc. (a)	2,474,600	43,889
Broadcom Corp. Class A (a)	1,947,565	132,824
Ikanos Communications, Inc.	67,711	1,333
Integrated Device Technology, Inc. (a)	1,078,300	14,978
Texas Instruments, Inc. (d)	3,078,800	89,993
		464,107
TOTAL INFORMATION TECHNOLOGY		1,844,223
MATERIALS - 4.4%
Chemicals - 3.1%
Airgas, Inc.	1,160,700	45,012
Arch Chemicals, Inc.	61,200	1,897
Monsanto Co.	1,597,700	135,181
Syngenta AG sponsored ADR (d)	2,066,300	52,773
		234,863
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)	474,500	5,461
Allegheny Technologies, Inc.	1,379,500	71,527
Oregon Steel Mills, Inc. (a)	88,492	3,643
United States Steel Corp.	379,600	22,681
		103,312
TOTAL MATERIALS		338,175
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.1%
Cbeyond Communications, Inc.	75,500	837
Qwest Communications International, Inc. (a)	26,176,500	157,583
		158,420
Wireless Telecommunication Services - 3.3%
America Movil SA de CV Series L sponsored ADR	711,400	23,996
American Tower Corp. Class A (a)	4,373,400	135,313
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp. Class A	263,000	$ 2,480
Dobson Communications Corp. Class A (a)	4,683,000	34,748
NII Holdings, Inc. (a)	115,000	5,688
Sprint Nextel Corp.	2,300,900	52,668
		254,893
TOTAL TELECOMMUNICATION SERVICES		413,313
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	665,700	18,640
TOTAL COMMON STOCKS (Cost $6,242,207)		7,234,260
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	15,100	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $227)		0
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 4.46% (b)	224,396,215	224,396
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	167,783,975	167,784
TOTAL MONEY MARKET FUNDS (Cost $392,180)		392,180
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $6,634,614)		7,626,440
NET OTHER ASSETS - 0.6%		47,086
NET ASSETS - 100%		$ 7,673,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 260
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,953
Fidelity Securities Lending Cash Central Fund	596
Total	$ 5,549

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gymboree Corp.	$ 5,260	$ 29,020	$ -	$ -	$ 41,299
Monster Worldwide, Inc.	218,042	-	225,153	-	-
New York Mortgage Trust, Inc.	7,975	-	3,460	196	-
Total	$ 231,277	$ 29,020	$ 228,613	$ 196	$ 41,299
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,638,245,000. Net unrealized appreciation aggregated $988,195,000, of which $1,067,453,000 related to appreciated investment securities and $79,258,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

January 31, 2006

1.813012.101

FDE-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Goodyear Tire & Rubber Co. (a)	700,000	$ 10,948
Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	280,000	11,385
Jack in the Box, Inc. (a)	104,300	4,147
McDonald's Corp.	1,075,000	37,636
		53,168
Household Durables - 1.7%
Black & Decker Corp.	150,000	12,945
D.R. Horton, Inc.	760,100	28,367
Standard Pacific Corp.	300,000	11,670
Toll Brothers, Inc. (a)	1,544,400	52,510
		105,492
Media - 1.2%
Time Warner, Inc.	4,528,900	79,392
Multiline Retail - 3.6%
JCPenney Co., Inc.	2,581,300	144,037
Nordstrom, Inc.	1,792,400	74,779
Target Corp.	225,000	12,319
		231,135
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	581,600	15,692
Dress Barn, Inc. (a)	735,035	33,915
Gymboree Corp. (a)	433,000	10,669
Home Depot, Inc.	1,533,600	62,187
Lowe's Companies, Inc.	263,000	16,714
Payless ShoeSource, Inc. (a)	158,100	3,851
Sports Authority, Inc. (a)	186,900	6,863
The Men's Wearhouse, Inc. (a)	515,000	17,598
		167,489
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	423,400	15,221
Phillips-Van Heusen Corp.	115,000	4,155
Timberland Co. Class A (a)	170,000	5,943
		25,319
TOTAL CONSUMER DISCRETIONARY		672,943
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 2.6%
Pepsi Bottling Group, Inc.	250,000	$ 7,250
PepsiCo, Inc.	2,085,800	119,266
The Coca-Cola Co.	1,045,300	43,255
		169,771
Food & Staples Retailing - 1.8%
CVS Corp.	1,423,700	39,522
Kroger Co. (a)	1,500,000	27,600
Longs Drug Stores Corp.	300,000	10,497
Performance Food Group Co. (a)	190,000	5,238
Whole Foods Market, Inc.	400,000	29,548
		112,405
Food Products - 1.8%
Archer-Daniels-Midland Co.	3,100,000	97,650
Dean Foods Co. (a)	430,000	16,310
		113,960
Household Products - 0.7%
Church & Dwight Co., Inc.	120,000	4,416
Energizer Holdings, Inc. (a)	75,000	4,058
Procter & Gamble Co.	649,200	38,452
		46,926
Tobacco - 0.4%
Altria Group, Inc.	350,000	25,319
TOTAL CONSUMER STAPLES		468,381
ENERGY - 11.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	720,700	55,811
Schlumberger Ltd. (NY Shares)	45,000	5,735
		61,546
Oil, Gas & Consumable Fuels - 10.7%
Amerada Hess Corp.	564,700	87,416
Burlington Resources, Inc.	620,000	56,581
Chevron Corp. (d)	1,946,004	115,554
ConocoPhillips	1,250,000	80,875
Exxon Mobil Corp.	3,461,900	217,226
Occidental Petroleum Corp.	250,000	24,428
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	250,000	$ 23,800
Valero Energy Corp.	1,300,000	81,159
		687,039
TOTAL ENERGY		748,585
FINANCIALS - 22.4%
Capital Markets - 8.8%
Bear Stearns Companies, Inc.	259,100	32,766
Franklin Resources, Inc.	284,900	28,063
Goldman Sachs Group, Inc.	750,000	105,938
Legg Mason, Inc.	260,000	33,722
Lehman Brothers Holdings, Inc.	531,900	74,705
Merrill Lynch & Co., Inc.	2,223,200	166,896
Morgan Stanley	1,975,700	121,407
		563,497
Commercial Banks - 3.8%
Bank of America Corp.	2,868,300	126,865
Center Financial Corp., California	26,654	647
Comerica, Inc.	100,000	5,547
KeyCorp	200,000	7,078
SunTrust Banks, Inc.	120,000	8,574
U.S. Bancorp, Delaware	1,089,800	32,596
UnionBanCal Corp.	65,600	4,401
Wachovia Corp.	1,003,500	55,022
		240,730
Consumer Finance - 0.1%
AmeriCredit Corp. (a)	175,000	5,033
Diversified Financial Services - 0.8%
CIT Group, Inc.	250,000	13,335
Citigroup, Inc.	517,300	24,096
Moody's Corp.	237,600	15,045
		52,476
Insurance - 7.7%
American International Group, Inc.	1,360,000	89,026
Assurant, Inc.	300,000	13,776
First American Corp., California	100,000	4,682
Hartford Financial Services Group, Inc.	525,500	43,212
MetLife, Inc.	2,832,900	142,098
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	257,800	$ 12,158
Prudential Financial, Inc.	1,941,400	146,265
The Chubb Corp.	186,600	17,606
The St. Paul Travelers Companies, Inc.	590,000	26,774
		495,597
Real Estate - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	230,000	14,518
Thrifts & Mortgage Finance - 1.0%
Golden West Financial Corp., Delaware	260,600	18,404
IndyMac Bancorp, Inc.	160,000	6,538
Washington Mutual, Inc.	852,084	36,060
		61,002
TOTAL FINANCIALS		1,432,853
HEALTH CARE - 11.4%
Biotechnology - 2.0%
Amgen, Inc. (a)	1,200,000	87,468
Genentech, Inc. (a)	485,000	41,671
		129,139
Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc.	150,000	10,133
Health Care Providers & Services - 6.4%
Aetna, Inc.	1,137,300	110,091
CIGNA Corp.	475,000	57,760
Community Health Systems, Inc. (a)	103,100	3,752
Coventry Health Care, Inc. (a)	511,500	30,470
Humana, Inc. (a)	320,200	17,858
McKesson Corp.	330,000	17,490
Sierra Health Services, Inc. (a)	100,000	3,962
UnitedHealth Group, Inc.	1,564,600	92,969
WellPoint, Inc. (a)	956,000	73,421
		407,773
Pharmaceuticals - 2.8%
Johnson & Johnson	1,822,900	104,890
King Pharmaceuticals, Inc. (a)	575,000	10,781
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	686,600	$ 23,688
Pfizer, Inc.	1,683,200	43,225
		182,584
TOTAL HEALTH CARE		729,629
INDUSTRIALS - 9.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	180,000	20,945
Lockheed Martin Corp.	500,000	33,825
Northrop Grumman Corp.	391,800	24,343
Precision Castparts Corp.	240,000	11,988
Raytheon Co.	636,700	26,086
Rockwell Collins, Inc.	139,600	6,550
The Boeing Co.	1,038,300	70,926
United Technologies Corp.	425,000	24,807
		219,470
Commercial Services & Supplies - 0.3%
FTI Consulting, Inc. (a)	364,400	9,857
Labor Ready, Inc. (a)	380,500	8,862
		18,719
Construction & Engineering - 0.2%
McDermott International, Inc. (a)	300,000	15,600
Electrical Equipment - 0.1%
Lamson & Sessions Co. (a)	269,950	8,236
Industrial Conglomerates - 1.7%
General Electric Co.	3,267,100	106,998
Machinery - 1.6%
Cummins, Inc.	80,000	7,784
Illinois Tool Works, Inc.	400,000	33,716
Ingersoll-Rand Co. Ltd. Class A	785,200	30,835
JLG Industries, Inc.	200,000	10,896
PACCAR, Inc.	225,000	15,660
		98,891
Road & Rail - 2.4%
Burlington Northern Santa Fe Corp.	490,800	39,323
CNF, Inc.	66,600	3,413
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	1,673,300	$ 89,572
Norfolk Southern Corp.	422,000	21,032
		153,340
TOTAL INDUSTRIALS		621,254
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.4%
Comtech Telecommunications Corp. (a)	378,610	12,066
Corning, Inc. (a)	326,000	7,938
Harris Corp.	540,000	25,072
Motorola, Inc.	4,790,400	108,790
		153,866
Computers & Peripherals - 7.4%
Apple Computer, Inc. (a)	2,061,700	155,679
Dell, Inc. (a)	572,200	16,771
Hewlett-Packard Co.	3,500,000	109,130
International Business Machines Corp.	2,205,700	179,323
Komag, Inc. (a)	300,000	14,118
		475,021
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.) (a)	190,000	82,318
Semiconductors & Semiconductor Equipment - 4.4%
Intel Corp.	5,519,100	117,391
National Semiconductor Corp.	2,311,200	65,199
NVIDIA Corp. (a)	132,200	5,944
Texas Instruments, Inc. (d)	3,036,000	88,742
		277,276
Software - 1.2%
Lawson Software, Inc. (a)	527,000	3,879
McAfee, Inc. (a)	882,800	20,472
Microsoft Corp.	1,837,900	51,737
		76,088
TOTAL INFORMATION TECHNOLOGY		1,064,569
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.2%
Chemicals - 0.1%
A. Schulman, Inc.	154,000	$ 3,796
Metals & Mining - 3.1%
Carpenter Technology Corp.	53,700	4,863
Commercial Metals Co.	561,800	26,590
Nucor Corp.	725,400	61,100
Phelps Dodge Corp.	537,200	86,221
Quanex Corp.	140,000	8,695
Reliance Steel & Aluminum Co.	160,000	12,720
		200,189
TOTAL MATERIALS		203,985
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,711,078	44,402
CenturyTel, Inc.	45,900	1,528
		45,930
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp.	3,815,000	87,325
TOTAL TELECOMMUNICATION SERVICES		133,255
UTILITIES - 2.4%
Electric Utilities - 0.3%
Edison International	369,400	16,187
FirstEnergy Corp.	125,000	6,263
		22,450
Independent Power Producers & Energy Traders - 1.7%
Duke Energy Corp.	716,300	20,307
TXU Corp.	1,712,200	86,706
		107,013
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
PG&E Corp.	130,000	$ 4,850
Sempra Energy	372,800	17,913
		22,763
TOTAL UTILITIES		152,226
TOTAL COMMON STOCKS (Cost $5,074,159)		6,227,680
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.98% 3/9/06 (e) (Cost $1,992)	$ 2,000	1,992
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	197,738,047	197,738
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	19,802,000	19,802
TOTAL MONEY MARKET FUNDS (Cost $217,540)		217,540
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $5,293,691)		6,447,212
NET OTHER ASSETS - (0.8)%		(50,335)
NET ASSETS - 100%		$ 6,396,877
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
118 S&P 500 Index Contracts	March 2006	$ 37,866	$ 476
The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,992,000.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,327
Fidelity Securities Lending Cash Central Fund	22
Total	$ 1,349
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,299,699,000. Net unrealized appreciation aggregated $1,147,513,000, of which $1,335,871,000 related to appreciated investment securities and $188,358,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2006

1.813068.101

TQG-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Hotels, Restaurants & Leisure - 0.2%
Domino's Pizza, Inc.	11,100	$ 276,501
Household Durables - 4.4%
D.R. Horton, Inc.	67,733	2,527,796
KB Home	46,710	3,559,302
		6,087,098
Multiline Retail - 4.4%
JCPenney Co., Inc.	53,100	2,962,980
Nordstrom, Inc.	76,400	3,187,408
		6,150,388
Specialty Retail - 0.8%
The Men's Wearhouse, Inc. (a)	33,400	1,141,278
TOTAL CONSUMER DISCRETIONARY		13,655,265
CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 5.2%
BJ's Wholesale Club, Inc. (a)	32,900	1,057,406
Casey's General Stores, Inc.	50,500	1,285,225
Kroger Co. (a)	221,000	4,066,400
Safeway, Inc.	35,400	829,776
		7,238,807
Food Products - 2.4%
General Mills, Inc.	68,200	3,315,202
TOTAL CONSUMER STAPLES		10,554,009
ENERGY - 10.8%
Oil, Gas & Consumable Fuels - 10.8%
Exxon Mobil Corp.	28,500	1,788,375
Frontier Oil Corp.	19,400	919,366
Sunoco, Inc.	15,780	1,502,256
Tesoro Corp.	84,490	6,122,990
Valero Energy Corp.	74,500	4,651,035
		14,984,022
FINANCIALS - 23.8%
Consumer Finance - 1.4%
CompuCredit Corp. (a)	47,000	1,887,520
Diversified Financial Services - 0.1%
Citigroup, Inc.	4,000	186,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 15.5%
Fidelity National Financial, Inc.	106,100	$ 4,187,767
First American Corp., California	121,500	5,688,630
LandAmerica Financial Group, Inc.	23,300	1,537,334
MetLife, Inc.	106,330	5,333,513
Old Republic International Corp.	7,750	166,238
SAFECO Corp.	1,400	73,150
Selective Insurance Group, Inc.	38,700	2,244,600
The Chubb Corp.	2,400	226,440
W.R. Berkley Corp.	43,600	2,153,840
		21,611,512
Thrifts & Mortgage Finance - 6.8%
MGIC Investment Corp.	52,900	3,491,929
Radian Group, Inc.	94,600	5,413,958
Triad Guaranty, Inc. (a)	13,500	567,000
		9,472,887
TOTAL FINANCIALS		33,158,239
HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	128,200	4,724,170
Health Care Providers & Services - 7.2%
Humana, Inc. (a)	86,200	4,807,374
Sierra Health Services, Inc. (a)	16,100	637,882
UnitedHealth Group, Inc.	77,000	4,575,340
		10,020,596
TOTAL HEALTH CARE		14,744,766
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.9%
AAR Corp. (a)	54,200	1,291,586
Airlines - 1.4%
AMR Corp. (a)	81,600	1,852,320
Construction & Engineering - 1.2%
Fluor Corp.	18,800	1,653,460
Industrial Conglomerates - 1.2%
General Electric Co.	50,200	1,644,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 4.1%
Cummins, Inc.	58,900	$ 5,730,970
TOTAL INDUSTRIALS		12,172,386
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.5%
Motorola, Inc.	33,600	763,056
Computers & Peripherals - 10.2%
Apple Computer, Inc. (a)	81,600	6,161,616
Hewlett-Packard Co.	224,100	6,987,438
Komag, Inc. (a)	11,200	527,072
Western Digital Corp. (a)	24,070	526,170
		14,202,296
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	47,700	1,638,972
IT Services - 2.1%
Ceridian Corp. (a)	117,400	2,897,432
Semiconductors & Semiconductor Equipment - 0.8%
NVIDIA Corp. (a)	25,300	1,137,488
Software - 3.5%
McAfee, Inc. (a)	201,800	4,679,742
Microsoft Corp.	7,400	208,310
		4,888,052
TOTAL INFORMATION TECHNOLOGY		25,527,296
MATERIALS - 3.9%
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	67,600	1,264,796
Metals & Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,200	141,350
Nucor Corp.	1,400	117,922
Phelps Dodge Corp.	24,400	3,916,200
		4,175,472
TOTAL MATERIALS		5,440,268
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.2%
Qwest Communications International, Inc. (a)	42,600	256,452
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.0%
Sprint Nextel Corp.	124,369	$ 2,846,806
TOTAL TELECOMMUNICATION SERVICES		3,103,258
UTILITIES - 3.8%
Independent Power Producers & Energy Traders - 3.8%
TXU Corp.	105,340	5,334,418
TOTAL COMMON STOCKS (Cost $126,037,449)		138,673,927
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.92% to 4.36% 2/9/06 to 4/27/06 (Cost $174,130)	$ 175,000	174,158
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 4.46% (b) (Cost $4,190,236)	4,190,236	4,190,236
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $130,401,815)		143,038,321
NET OTHER ASSETS - (2.7)%		(3,731,202)
NET ASSETS - 100%		$ 139,307,119
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 69,499
Fidelity Securities Lending Cash Central Fund	326
Total	$ 69,825

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $130,421,657. Net unrealized appreciation aggregated $12,616,664, of which $15,028,565 related to appreciated investment securities and $2,411,901 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Independence Fund

January 31, 2006

1.813071.101

SCS-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 0.0%
Noble International Ltd.	42,230	$ 891
Distributors - 0.7%
Prestige Brands Holdings, Inc.	1,100,500	13,679
Hotels, Restaurants & Leisure - 4.7%
BJ's Restaurants, Inc. (a)	345,419	8,732
Chipotle Mexican Grill, Inc. Class A	1,400	67
City Centre Restaurants PLC	8,045,800	22,436
Isle of Capri Casinos, Inc. (a)(d)	1,076,700	30,632
Kerzner International Ltd. (a)	140,300	9,153
Pinnacle Entertainment, Inc. (a)	615,000	17,724
St. Marc Holdings Co. Ltd. (a)	159,600	10,324
WMS Industries, Inc. (a)	42,300	1,108
		100,176
Household Durables - 2.4%
Fourlis Holdings SA	1,779,800	21,976
Ryland Group, Inc.	192,300	13,915
Standard Pacific Corp.	381,300	14,833
		50,724
Leisure Equipment & Products - 0.5%
MarineMax, Inc. (a)	321,800	10,127
Media - 3.7%
Carmike Cinemas, Inc. (d)(e)	906,500	20,768
Focus Media Holding Ltd. ADR	317,600	17,338
Metal Bulletin PLC	798,943	3,962
Modern Times Group AB (MTG) (B Shares) (a)	314,600	15,330
Regal Entertainment Group Class A (d)	1,133,000	20,972
		78,370
Multiline Retail - 0.3%
Conn's, Inc. (a)(d)	137,000	5,957
Specialty Retail - 2.8%
Cost Plus, Inc. (a)	950,201	18,576
New York & Co., Inc. (a)(d)	556,500	10,785
Pacific Sunwear of California, Inc. (a)	50,000	1,226
The Men's Wearhouse, Inc. (a)	293,150	10,017
Williams-Sonoma, Inc. (a)	489,100	19,456
		60,060
Textiles, Apparel & Luxury Goods - 3.3%
Carter's, Inc. (a)	513,500	34,913
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Timberland Co. Class A (a)	447,200	$ 15,634
True Religion Apparel, Inc. (a)(d)	860,700	20,192
		70,739
TOTAL CONSUMER DISCRETIONARY		390,723
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Hansen Natural Corp. (a)(d)	161,100	14,145
Food & Staples Retailing - 1.2%
Itochushokuhin Co. Ltd.	245,200	11,264
United Natural Foods, Inc. (a)	467,295	15,108
		26,372
TOTAL CONSUMER STAPLES		40,517
ENERGY - 16.8%
Energy Equipment & Services - 7.8%
Compagnie Generale de Geophysique SA sponsored ADR	325,000	8,450
Core Laboratories NV (a)	498,100	22,205
Dawson Geophysical Co. (a)	137,000	4,418
Hydril Co. (a)	327,100	26,937
Maverick Tube Corp. (a)	697,400	33,371
Oil States International, Inc. (a)	789,900	32,307
Petroleum Geo-Services ASA sponsored ADR (a)	310,700	11,182
Superior Energy Services, Inc. (a)	469,900	12,758
Unit Corp. (a)	231,600	13,827
		165,455
Oil, Gas & Consumable Fuels - 9.0%
Atlas America, Inc. (a)	85,500	6,006
Encore Acquisition Co. (a)	388,550	14,046
Energy Partners Ltd. (a)	338,300	9,496
Forest Oil Corp. (a)	231,700	11,933
Goodrich Petroleum Corp. (a)(d)	567,500	16,225
Holly Corp.	210,600	15,500
Houston Exploration Co. (a)	284,000	17,634
KCS Energy, Inc. (a)	421,300	12,230
Overseas Shipholding Group, Inc.	639,800	33,001
Petroleum Development Corp. (a)	245,800	10,535
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	651,700	$ 29,222
Range Resources Corp.	62,400	1,864
World Fuel Services Corp.	423,054	14,578
		192,270
TOTAL ENERGY		357,725
FINANCIALS - 8.8%
Capital Markets - 0.2%
optionsXpress Holdings, Inc.	106,558	3,111
Commercial Banks - 2.1%
East West Bancorp, Inc.	375,900	13,874
Hanmi Financial Corp.	789,882	15,000
UCBH Holdings, Inc.	865,300	15,013
		43,887
Diversified Financial Services - 2.2%
IntercontinentalExchange, Inc.	219,500	11,155
NETeller PLC (a)	2,504,500	34,908
		46,063
Insurance - 3.6%
Aspen Insurance Holdings Ltd.	987,900	22,900
Montpelier Re Holdings Ltd. (d)	734,924	14,184
Navigators Group, Inc. (a)	349,954	15,632
Philadelphia Consolidated Holdings Corp. (a)	168,316	16,352
Scottish Re Group Ltd.	332,350	8,182
		77,250
Real Estate - 0.3%
Unite Group PLC	976,587	6,741
Thrifts & Mortgage Finance - 0.4%
Farmer Mac Class C (non-vtg.)	331,100	9,397
TOTAL FINANCIALS		186,449
HEALTH CARE - 11.9%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc. (a)	10,300	138
Protherics PLC (a)	2,161,710	3,682
		3,820
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 5.7%
Anika Therapeutics, Inc. (a)(e)	629,135	$ 6,335
CAS Medical Systems, Inc. (a)(e)	708,805	9,144
Conceptus, Inc. (a)	576,603	9,399
Fisher Scientific International, Inc. (a)	227,681	15,225
Intermagnetics General Corp. (a)	179,997	7,261
NUCRYST Pharmaceuticals Corp.	169,500	1,729
Somanetics Corp. (a)(d)	174,809	4,454
SonoSite, Inc. (a)	574,700	22,609
Stereotaxis, Inc. (a)(d)(e)	1,572,292	20,251
Syneron Medical Ltd. (a)	263,800	7,339
West Pharmaceutical Services, Inc.	575,900	17,582
		121,328
Health Care Providers & Services - 3.6%
American Healthways, Inc. (a)	303,100	13,543
American Retirement Corp. (a)	417,400	11,366
Brookdale Senior Living, Inc.	324,300	10,945
Capital Senior Living Corp. (a)(e)	1,467,000	15,389
Emeritus Corp. (a)	600,000	14,220
Synergy Healthcare PLC	139,080	1,120
Vital Images, Inc. (a)	321,303	9,816
		76,399
Pharmaceuticals - 2.4%
Allergan, Inc.	172,100	20,032
Medicis Pharmaceutical Corp. Class A	1,018,100	31,469
		51,501
TOTAL HEALTH CARE		253,048
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc. (a)	345,930	26,810
Hawk Corp. Class A (a)	250,300	3,800
		30,610
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	279,400	8,733
Commercial Services & Supplies - 4.5%
Carter & Carter Group PLC	501,600	5,320
Corrections Corp. of America (a)	339,619	14,417
ITE Group PLC	4,096,900	9,693
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tele Atlas NV (Netherlands) (a)	2,103,400	$ 57,771
The Geo Group, Inc. (a)	372,875	9,121
		96,322
Electrical Equipment - 2.4%
Conergy AG	86,600	11,766
Genlyte Group, Inc. (a)	174,300	10,082
SolarWorld AG	105,600	22,119
Suntech Power Holdings Co. Ltd. sponsored ADR	138,000	5,864
		49,831
Marine - 0.9%
Stolt-Nielsen SA Class B sponsored ADR	580,600	19,299
Road & Rail - 0.5%
Old Dominion Freight Lines, Inc. (a)	371,800	10,611
Trading Companies & Distributors - 1.7%
Ashtead Group PLC	6,041,687	20,851
Watsco, Inc.	220,600	15,605
		36,456
TOTAL INDUSTRIALS		251,862
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 1.3%
MasTec, Inc. (a)	1,391,600	16,769
Tekelec (a)	682,700	10,684
		27,453
Computers & Peripherals - 1.6%
QLogic Corp. (a)	859,300	34,088
Electronic Equipment & Instruments - 1.5%
FARO Technologies, Inc. (a)(d)(e)	1,029,000	16,392
FLIR Systems, Inc. (a)	238,749	5,658
Measurement Specialties, Inc. (a)	412,700	10,648
		32,698
Internet Software & Services - 6.6%
Aladdin Knowledge Systems Ltd. (a)	470,600	8,141
aQuantive, Inc. (a)	694,500	18,064
Bankrate, Inc. (a)	440,743	16,753
Digital River, Inc. (a)(d)	255,100	8,566
Digitas, Inc. (a)	2,228,100	29,166
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
iVillage, Inc. (a)	2,663,500	$ 20,030
SonicWALL, Inc. (a)	1,756,400	14,473
ValueClick, Inc. (a)	1,303,500	24,532
		139,725
IT Services - 1.6%
eFunds Corp. (a)	847,200	19,977
MoneyGram International, Inc.	495,200	13,153
		33,130
Semiconductors & Semiconductor Equipment - 6.8%
ATI Technologies, Inc. (a)	1,041,900	18,479
Broadcom Corp. Class A (a)	349,300	23,822
Cree, Inc. (a)	800	21
Cypress Semiconductor Corp. (a)	648,700	10,982
DSP Group, Inc. (a)	491,600	14,428
Intersil Corp. Class A	554,100	16,102
O2Micro International Ltd. sponsored ADR (a)	700,400	7,620
Q-Cells AG	156,000	16,039
Saifun Semiconductors Ltd.	64,800	2,203
Silicon Laboratories, Inc. (a)	249,800	12,298
Silicon On Insulator Technologies SA (SOITEC) (a)	532,600	13,178
SiRF Technology Holdings, Inc. (a)	305,500	10,292
		145,464
Software - 4.1%
JDA Software Group, Inc. (a)	1,373,573	21,057
KongZhong Corp. sponsored ADR (a)	1,133,500	15,166
Open Solutions, Inc. (a)	399,000	10,370
RSA Security, Inc. (a)	2,648,400	40,706
		87,299
TOTAL INFORMATION TECHNOLOGY		499,857
MATERIALS - 4.1%
Chemicals - 0.1%
Lawrence PLC	397,834	2,151
Metals & Mining - 4.0%
Allegheny Technologies, Inc.	745,000	38,628
Carpenter Technology Corp.	191,501	17,342
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Oregon Steel Mills, Inc. (a)	340,425	$ 14,015
Shore Gold, Inc. (a)	2,291,000	15,388
		85,373
TOTAL MATERIALS		87,524
UTILITIES - 0.4%
Electric Utilities - 0.4%
AES Tiete SA (PN)	366,000,000	9,562
TOTAL COMMON STOCKS (Cost $1,804,950)		2,077,267
Investment Companies - 1.6%

iShares Russell 2000 Index Fund (d) (Cost $32,038)	485,361	35,116
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.83% to 3.92% 2/9/06 (Cost $2,498)	$ 2,500	2,498
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	14,603,932	14,604
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	127,031,500	127,032
TOTAL MONEY MARKET FUNDS (Cost $141,636)		141,636
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.35%, dated 1/31/06 due 2/1/06) (Cost $3,722)	$ 3,722	$ 3,722
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,984,844)		2,260,239
NET OTHER ASSETS - (6.2)%		(131,284)
NET ASSETS - 100%		$ 2,128,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,043
Fidelity Securities Lending Cash Central Fund	381
Total	$ 1,424

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Allied Healthcare International, Inc.	$ 14,067	$ -	$ 15,153	$ -	$ -
Anika Therapeutics, Inc.	-	9,263	1,466	-	6,335
Capital Senior Living Corp.	-	14,161	-	-	15,389
Carmike Cinemas, Inc.	-	21,375	-	159	20,768
CAS Medical Systems, Inc.	-	7,456	-	-	9,144
FARO Technologies, Inc.	-	21,271	-	-	16,392
New Frontier Media, Inc.	6,560	-	7,248	-	-
Packaging Dynamics Corp.	7,425	-	7,259	-	-
SOURCECORP, Inc.	18,054	-	19,763	-	-
Stereotaxis, Inc.	-	22,225	134	-	20,251
The Geo Group, Inc.	16,299	-	8,836	-	-
Whitehall Jewellers, Inc.	790	-	728	-	-
Total	$ 63,195	$ 95,751	$ 60,587	$ 159	$ 88,279
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,986,371,000. Net unrealized appreciation aggregated $273,868,000, of which $312,062,000 related to appreciated investment securities and $38,194,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector

January 31, 2006

1.813022.101

FSS-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Hotels, Restaurants & Leisure - 1.3%
Ctrip.com International Ltd. sponsored ADR	9,000	$ 557
Kerzner International Ltd. (a)	19,800	1,292
Marriott International, Inc. Class A	25,400	1,693
Sonic Corp. (a)	91,400	2,646
Starbucks Corp. (a)	86,000	2,726
Wendy's International, Inc.	18,840	1,111
Wynn Resorts Ltd. (a)	15,000	969
		10,994
Household Durables - 0.0%
Beazer Homes USA, Inc.	800	58
Sony Corp. sponsored ADR	200	10
		68
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	76,280	3,288
Expedia, Inc. (a)	28,400	739
		4,027
Media - 2.4%
Clear Channel Communications, Inc.	41,260	1,208
E.W. Scripps Co. Class A	86,040	4,159
Lamar Advertising Co. Class A (a)	57,400	2,636
News Corp. Class A	77,183	1,216
Time Warner, Inc.	162,160	2,843
Univision Communications, Inc. Class A (a)	147,800	4,706
Walt Disney Co.	75,900	1,921
XM Satellite Radio Holdings, Inc. Class A (a)	24,600	644
		19,333
Multiline Retail - 1.0%
Dollar General Corp.	27,200	460
JCPenney Co., Inc.	24,600	1,373
Target Corp.	122,520	6,708
		8,541
Specialty Retail - 3.0%
Bed Bath & Beyond, Inc. (a)	62,800	2,349
Best Buy Co., Inc.	96,400	4,884
Chico's FAS, Inc. (a)	5,000	218
Esprit Holdings Ltd.	114,000	975
Home Depot, Inc.	130,600	5,296
Lowe's Companies, Inc.	39,800	2,529
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETsMART, Inc.	76,600	$ 1,920
Staples, Inc.	191,782	4,547
Tiffany & Co., Inc.	62,200	2,345
		25,063
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	46,900	1,628
TOTAL CONSUMER DISCRETIONARY		69,654
CONSUMER STAPLES - 5.1%
Beverages - 0.7%
PepsiCo, Inc.	101,700	5,815
Food & Staples Retailing - 0.8%
CVS Corp.	160,800	4,464
Safeway, Inc.	39,200	919
Wal-Mart Stores, Inc.	25,080	1,156
		6,539
Food Products - 1.0%
Bunge Ltd.	41,000	2,417
Nestle SA sponsored ADR	79,300	5,821
		8,238
Household Products - 1.4%
Colgate-Palmolive Co.	176,950	9,713
Procter & Gamble Co.	32,055	1,899
		11,612
Tobacco - 1.2%
Altria Group, Inc.	137,980	9,981
TOTAL CONSUMER STAPLES		42,185
ENERGY - 11.5%
Energy Equipment & Services - 6.2%
Cooper Cameron Corp. (a)	216,700	10,486
Diamond Offshore Drilling, Inc.	100	8
ENSCO International, Inc.	102,200	5,224
Halliburton Co.	135,800	10,803
Schlumberger Ltd. (NY Shares)	106,300	13,548
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	186,200	$ 8,379
Weatherford International Ltd. (a)	73,800	3,305
		51,753
Oil, Gas & Consumable Fuels - 5.3%
ConocoPhillips	148,900	9,634
Exxon Mobil Corp.	374,410	23,494
OMI Corp.	84,300	1,480
Peabody Energy Corp.	27,500	2,737
Valero Energy Corp.	100,680	6,285
		43,630
TOTAL ENERGY		95,383
FINANCIALS - 19.9%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	67,480	2,746
Charles Schwab Corp.	69,500	1,028
E*TRADE Financial Corp. (a)	113,700	2,705
Franklin Resources, Inc.	19,000	1,872
Goldman Sachs Group, Inc.	12,900	1,822
Merrill Lynch & Co., Inc.	73,920	5,549
Nomura Holdings, Inc. sponsored ADR	79,200	1,545
State Street Corp.	111,000	6,711
		23,978
Commercial Banks - 4.8%
Bank of America Corp.	281,020	12,430
China Construction Bank Corp. (H Shares)	2,614,000	1,011
Mitsui Trust Holdings, Inc.	61,000	901
Mizuho Financial Group, Inc.	44	360
Nishi-Nippon City Bank Ltd.	160,000	948
Standard Chartered PLC (United Kingdom)	119,600	2,968
Sumitomo Mitsui Financial Group, Inc.	167	1,950
Wachovia Corp.	189,800	10,407
Wells Fargo & Co.	149,500	9,323
		40,298
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	99,100	$ 5,198
Capital One Financial Corp.	32,900	2,741
		7,939
Diversified Financial Services - 0.4%
Citigroup, Inc.	50,500	2,352
NETeller PLC (a)	72,600	1,012
		3,364
Insurance - 8.5%
ACE Ltd.	80,300	4,396
AFLAC, Inc.	25,600	1,202
American International Group, Inc.	384,330	25,158
Endurance Specialty Holdings Ltd.	55,000	1,811
Everest Re Group Ltd.	34,880	3,371
Fidelity National Financial, Inc.	91,900	3,627
Fidelity National Title Group, Inc. Class A	31,082	758
Hartford Financial Services Group, Inc.	90,930	7,477
National Financial Partners Corp.	66,200	3,542
PartnerRe Ltd.	38,400	2,372
Prudential Financial, Inc.	48,500	3,654
PXRE Group Ltd.	102,700	1,288
W.R. Berkley Corp.	135,255	6,682
XL Capital Ltd. Class A	73,420	4,968
		70,306
Real Estate - 0.4%
Equity Residential (SBI)	59,200	2,511
Vornado Realty Trust	7,900	698
		3,209
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	296	10
Freddie Mac	98,600	6,691
Golden West Financial Corp., Delaware	82,600	5,833
Hudson City Bancorp, Inc.	201,800	2,506
Washington Mutual, Inc.	26,200	1,109
		16,149
TOTAL FINANCIALS		165,243
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.7%
Biotechnology - 2.6%
Affymetrix, Inc. (a)	15,500	$ 592
Amgen, Inc. (a)	75,190	5,481
Biogen Idec, Inc. (a)	38,700	1,732
Cephalon, Inc. (a)	28,800	2,042
Genentech, Inc. (a)	260	22
Gilead Sciences, Inc. (a)	43,700	2,660
Invitrogen Corp. (a)	67,270	4,634
MedImmune, Inc. (a)	29,400	1,003
PDL BioPharma, Inc. (a)	124,800	3,638
		21,804
Health Care Equipment & Supplies - 3.2%
Alcon, Inc.	13,200	1,689
Baxter International, Inc.	108,900	4,013
Becton, Dickinson & Co.	72,500	4,698
C.R. Bard, Inc.	37,400	2,372
Cooper Companies, Inc.	41,700	2,311
DJ Orthopedics, Inc. (a)	90,700	2,978
Medtronic, Inc.	25,760	1,455
Millipore Corp. (a)	21,400	1,472
St. Jude Medical, Inc. (a)	38,900	1,911
Waters Corp. (a)	38,800	1,628
Zimmer Holdings, Inc. (a)	25,200	1,738
		26,265
Health Care Providers & Services - 4.0%
Aetna, Inc.	56,200	5,440
American Healthways, Inc. (a)	13,440	600
American Retirement Corp. (a)	31,400	855
Brookdale Senior Living, Inc.	9,000	304
Cardinal Health, Inc.	37,800	2,723
Emdeon Corp. (a)	65,400	611
Henry Schein, Inc. (a)	103,800	4,841
I-trax, Inc. (a)	87,300	258
IMS Health, Inc.	49,300	1,213
UnitedHealth Group, Inc.	272,700	16,204
		33,049
Pharmaceuticals - 5.9%
Johnson & Johnson	257,710	14,829
Novartis AG sponsored ADR	58,400	3,221
Pfizer, Inc.	448,940	11,529
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	37,701	$ 5,958
Sepracor, Inc. (a)	43,800	2,493
Teva Pharmaceutical Industries Ltd. sponsored ADR	53,500	2,281
Wyeth	190,900	8,829
		49,140
TOTAL HEALTH CARE		130,258
INDUSTRIALS - 13.8%
Aerospace & Defense - 3.8%
Aviall, Inc. (a)	148,950	5,148
EDO Corp.	64,500	1,782
Goodrich Corp.	16,700	657
Honeywell International, Inc.	255,360	9,811
The Boeing Co.	30,530	2,086
United Technologies Corp.	208,620	12,177
		31,661
Air Freight & Logistics - 0.8%
FedEx Corp.	64,600	6,534
Airlines - 0.5%
AirTran Holdings, Inc. (a)	90,000	1,525
Southwest Airlines Co.	152,600	2,512
		4,037
Commercial Services & Supplies - 0.6%
Aramark Corp. Class B	44,000	1,173
Robert Half International, Inc.	95,500	3,489
		4,662
Construction & Engineering - 0.7%
McDermott International, Inc. (a)	110,200	5,730
Quanta Services, Inc. (a)	33,700	467
		6,197
Electrical Equipment - 0.2%
Evergreen Solar, Inc. (a)	63,200	975
Suntech Power Holdings Co. Ltd. sponsored ADR	10,100	429
		1,404
Industrial Conglomerates - 4.3%
3M Co.	48,430	3,523
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	941,800	$ 30,844
Tyco International Ltd.	57,480	1,497
		35,864
Machinery - 1.2%
Danaher Corp.	63,200	3,580
Deere & Co.	58,300	4,184
Pentair, Inc.	60,800	2,335
		10,099
Marine - 0.1%
Alexander & Baldwin, Inc.	12,221	642
Road & Rail - 1.6%
Laidlaw International, Inc.	91,100	2,478
Landstar System, Inc.	75,600	3,198
Norfolk Southern Corp.	157,400	7,845
		13,521
TOTAL INDUSTRIALS		114,621
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 4.2%
Alcatel SA sponsored ADR (a)	140,400	1,881
Cisco Systems, Inc. (a)	349,840	6,497
Comverse Technology, Inc. (a)	34,100	934
Corning, Inc. (a)	340,060	8,280
Juniper Networks, Inc. (a)	74,580	1,352
Lucent Technologies, Inc. (a)	679,100	1,793
Motorola, Inc.	196,840	4,470
Nortel Networks Corp. (a)	548,200	1,645
QUALCOMM, Inc.	131,100	6,288
Research In Motion Ltd. (a)	28,350	1,923
		35,063
Computers & Peripherals - 2.7%
Apple Computer, Inc. (a)	85,400	6,449
Dell, Inc. (a)	169,400	4,965
EMC Corp. (a)	527,400	7,067
Hewlett-Packard Co.	3,400	106
NEC Corp. sponsored ADR	50,300	326
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	76,000	$ 1,982
Sun Microsystems, Inc. (a)	382,700	1,722
		22,617
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	125,514	4,256
Symbol Technologies, Inc.	33,100	409
		4,665
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	8,700	190
China Finance Online Co. Ltd. ADR (a)	28,300	184
Google, Inc. Class A (sub. vtg.) (a)	11,600	5,026
Homestore, Inc. (a)	325,446	1,966
Yahoo!, Inc. (a)	135,510	4,653
		12,019
IT Services - 0.9%
First Data Corp.	93,100	4,199
Paychex, Inc.	84,080	3,056
		7,255
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp. (a)	115,500	2,230
Analog Devices, Inc.	76,600	3,046
Applied Materials, Inc.	206,600	3,936
ARM Holdings PLC sponsored ADR	190,900	1,357
ASML Holding NV (NY Shares) (a)	15,600	352
Entegris, Inc. (a)	49,100	516
FormFactor, Inc. (a)	43,200	1,288
Freescale Semiconductor, Inc. Class A (a)	119,800	3,014
Intel Corp.	155,540	3,308
KLA-Tencor Corp.	300	16
Lam Research Corp. (a)	32,500	1,509
LTX Corp. (a)	76,500	415
Microchip Technology, Inc.	47,000	1,763
National Semiconductor Corp.	125,600	3,543
Samsung Electronics Co. Ltd.	250	193
Teradyne, Inc. (a)	100,900	1,758
		28,244
Software - 6.0%
Adobe Systems, Inc.	100	4
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
BEA Systems, Inc. (a)	128,800	$ 1,336
Cognos, Inc. (a)	46,000	1,781
FileNET Corp. (a)	75,700	2,124
Microsoft Corp.	1,471,660	41,420
Oracle Corp. (a)	111,850	1,406
Symantec Corp. (a)	98,302	1,807
		49,878
TOTAL INFORMATION TECHNOLOGY		159,741
MATERIALS - 3.5%
Chemicals - 2.0%
Ashland, Inc.	88,500	5,834
Monsanto Co.	47,700	4,036
Praxair, Inc.	127,200	6,701
		16,571
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	71,753	1,578
Smurfit-Stone Container Corp. (a)	113,500	1,452
		3,030
Metals & Mining - 1.2%
Alcoa, Inc.	106,000	3,339
Newmont Mining Corp.	103,600	6,402
		9,741
TOTAL MATERIALS		29,342
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	197,600	5,128
Covad Communications Group, Inc. (a)	609,400	719
Qwest Communications International, Inc. (a)	266,600	1,605
		7,452
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
Nextel Partners, Inc. Class A (a)	117,300	$ 3,283
Sprint Nextel Corp.	142,210	3,255
		6,538
TOTAL TELECOMMUNICATION SERVICES		13,990
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.5%
TXU Corp.	75,000	3,798
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	53,000	3,690
TOTAL UTILITIES		7,488
TOTAL COMMON STOCKS (Cost $746,404)		827,905
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 4.46% (b) (Cost $10,288)	10,287,770	10,288
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $756,692)		838,193
NET OTHER ASSETS - (1.0)%		(8,224)
NET ASSETS - 100%		$ 829,969
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 54
Fidelity Securities Lending Cash Central Fund	1
Total	$ 55
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $772,038,000. Net unrealized appreciation aggregated $66,155,000, of which $101,287,000 related to appreciated investment securities and $35,132,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2006

1.813084.101

VAL-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.2%
BorgWarner, Inc.	585,300	$ 32,268
Automobiles - 0.3%
Monaco Coach Corp.	706,800	9,570
Nissan Motor Co. Ltd.	2,913,684	32,560
		42,130
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	1,361,500	11,137
Hotels, Restaurants & Leisure - 3.4%
Applebee's International, Inc.	718,600	17,225
Brinker International, Inc.	2,306,600	93,879
Carnival Corp. unit	1,490,900	77,169
CBRL Group, Inc.	637,100	27,969
Domino's Pizza, Inc.	352,700	8,786
Harrah's Entertainment, Inc.	211,735	15,584
Outback Steakhouse, Inc.	2,251,020	104,065
Rare Hospitality International, Inc. (a)	383,000	12,084
Royal Caribbean Cruises Ltd.	3,068,220	125,490
WMS Industries, Inc. (a)	1,476,300	38,664
		520,915
Household Durables - 1.1%
Jarden Corp. (a)	551,500	13,589
Leggett & Platt, Inc.	2,492,150	61,357
Matsushita Electric Industrial Co. Ltd.	1,169,000	25,449
Newell Rubbermaid, Inc.	2,220,200	52,486
Sony Corp. sponsored ADR	371,600	18,171
		171,052
Leisure Equipment & Products - 1.5%
Brunswick Corp.	2,304,300	86,619
Eastman Kodak Co.	4,838,900	121,456
K2, Inc. (a)	2,010,204	23,921
		231,996
Media - 2.7%
CBS Corp. Class B	557,987	14,580
Citadel Broadcasting Corp.	247,800	3,048
Clear Channel Communications, Inc.	2,360,500	69,092
E.W. Scripps Co. Class A	846,600	40,925
Emmis Communications Corp. Class A (a)	875,402	15,573
Gannett Co., Inc.	1,237,900	76,502
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	1,069,500	$ 49,111
Live Nation, Inc. (a)	615,962	10,933
The New York Times Co. Class A	1,311,600	37,118
The Reader's Digest Association, Inc. (non-vtg.)	2,618,371	41,606
Tribune Co.	1,150,900	33,388
Viacom, Inc. Class B (non-vtg.) (a)	557,987	23,145
		415,021
Multiline Retail - 0.9%
Big Lots, Inc. (a)	4,374,360	58,485
Family Dollar Stores, Inc.	3,308,100	79,229
		137,714
Specialty Retail - 3.2%
AnnTaylor Stores Corp. (a)	3,218,900	107,254
AutoNation, Inc. (a)	1,138,400	25,375
Best Buy Co., Inc.	363,500	18,415
Gap, Inc.	3,337,600	60,377
Hot Topic, Inc. (a)	1,658,900	23,822
Linens 'N Things, Inc. (a)	614,500	16,966
Office Depot, Inc. (a)	867,900	28,771
OfficeMax, Inc.	945,400	27,010
Pier 1 Imports, Inc. (d)(e)	4,821,100	52,164
Sports Authority, Inc. (a)(e)	1,592,400	58,473
Tiffany & Co., Inc.	1,854,000	69,896
		488,523
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	2,327,600	80,814
Warnaco Group, Inc. (a)	559,780	13,894
		94,708
TOTAL CONSUMER DISCRETIONARY		2,145,464
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	2,081,044	41,080
Cott Corp. (a)	1,169,300	13,583
		54,663
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
Kroger Co. (a)	622,600	$ 11,456
Safeway, Inc.	8,660,056	202,992
		214,448
Food Products - 0.4%
Corn Products International, Inc.	1,659,200	45,246
TreeHouse Foods, Inc. (a)	886,679	17,423
		62,669
Household Products - 0.5%
Colgate-Palmolive Co.	1,508,000	82,774
Personal Products - 0.6%
Avon Products, Inc.	3,127,300	88,565
NBTY, Inc. (a)	344,900	7,136
		95,701
Tobacco - 0.5%
Altria Group, Inc.	1,120,000	81,021
TOTAL CONSUMER STAPLES		591,276
ENERGY - 8.4%
Energy Equipment & Services - 8.2%
Baker Hughes, Inc.	1,096,360	84,902
BJ Services Co.	1,727,400	69,942
Cooper Cameron Corp. (a)	2,525,100	122,190
ENSCO International, Inc.	911,700	46,606
FMC Technologies, Inc. (a)	1,432,700	74,243
GlobalSantaFe Corp.	883,620	53,945
Halliburton Co.	2,355,600	187,388
Helmerich & Payne, Inc.	1,052,900	82,505
Nabors Industries Ltd. (a)	544,800	44,265
National Oilwell Varco, Inc. (a)	2,217,200	168,662
Noble Corp.	715,400	57,547
Pride International, Inc. (a)	790,600	27,916
Smith International, Inc.	2,206,700	99,302
Transocean, Inc. (a)	859,900	69,781
Weatherford International Ltd. (a)	1,528,348	68,439
		1,257,633
Oil, Gas & Consumable Fuels - 0.2%
Double Hull Tankers, Inc.	432,800	5,895
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Houston Exploration Co. (a)	279,800	$ 17,373
McMoRan Exploration Co. (a)(d)	576,400	11,712
		34,980
TOTAL ENERGY		1,292,613
FINANCIALS - 12.5%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	225,700	9,184
Janus Capital Group, Inc.	2,521,200	52,668
Lehman Brothers Holdings, Inc.	308,730	43,361
Merrill Lynch & Co., Inc.	1,352,300	101,517
Nuveen Investments, Inc. Class A	371,700	16,864
State Street Corp.	617,900	37,358
TD Ameritrade Holding Corp.	711,100	14,393
		275,345
Commercial Banks - 1.2%
Bank of America Corp.	905,460	40,048
UnionBanCal Corp.	712,828	47,824
Wachovia Corp.	1,835,167	100,622
		188,494
Consumer Finance - 0.1%
Capital One Financial Corp.	203,000	16,910
Diversified Financial Services - 0.2%
JPMorgan Chase & Co.	517,700	20,579
NETeller PLC (a)	355,200	4,951
		25,530
Insurance - 3.1%
AFLAC, Inc.	1,240,920	58,261
AMBAC Financial Group, Inc.	970,500	74,544
Genworth Financial, Inc. Class A (non-vtg.)	804,400	26,352
Marsh & McLennan Companies, Inc.	475,800	14,460
MBIA, Inc.	1,239,700	76,316
MetLife, Inc.	894,790	44,883
Montpelier Re Holdings Ltd.	435,400	8,403
Prudential Financial, Inc.	708,400	53,371
Reinsurance Group of America, Inc.	124,500	6,038
Scottish Re Group Ltd.	1,070,560	26,357
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The St. Paul Travelers Companies, Inc.	1,523,320	$ 69,128
Willis Group Holdings Ltd.	512,100	17,775
		475,888
Real Estate - 4.4%
Alexandria Real Estate Equities, Inc.	425,800	37,577
American Financial Realty Trust (SBI)	1,946,500	24,195
Apartment Investment & Management Co. Class A	902,600	38,379
CenterPoint Properties Trust (SBI)	350,920	17,420
Developers Diversified Realty Corp.	788,600	38,846
Digital Realty Trust, Inc.	397,400	10,289
Duke Realty Corp.	951,300	34,513
Education Realty Trust, Inc.	1,052,400	13,713
Equity Office Properties Trust	894,300	28,457
Equity Residential (SBI)	1,194,000	50,638
General Growth Properties, Inc.	1,459,650	75,318
GMH Communities Trust	980,700	15,819
IVG Immobilien AG	642,200	18,536
Kimco Realty Corp.	1,371,600	48,129
Pennsylvania (REIT) (SBI)	650,200	26,437
Reckson Associates Realty Corp.	1,017,300	40,621
SL Green Realty Corp.	362,400	30,456
The Mills Corp.	142,300	5,898
Trizec Properties, Inc.	1,143,100	26,623
United Dominion Realty Trust, Inc. (SBI)	1,953,200	49,631
Vornado Realty Trust	529,100	46,741
		678,236
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	1,768,910	59,152
Fannie Mae	1,822,900	105,619
Freddie Mac	1,186,700	80,529
Hudson City Bancorp, Inc.	1,333,700	16,565
		261,865
TOTAL FINANCIALS		1,922,268
HEALTH CARE - 13.1%
Biotechnology - 1.4%
Biogen Idec, Inc. (a)	667,000	29,848
Cephalon, Inc. (a)(d)	988,800	70,096
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Charles River Laboratories International, Inc. (a)	1,655,600	$ 76,373
MedImmune, Inc. (a)	741,600	25,303
ONYX Pharmaceuticals, Inc. (a)	374,100	10,508
		212,128
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	6,952,640	256,199
Becton, Dickinson & Co.	1,339,460	86,797
CONMED Corp. (a)	687,900	16,262
Dade Behring Holdings, Inc.	511,929	20,032
Fisher Scientific International, Inc. (a)	1,090,332	72,911
Hospira, Inc. (a)	417,000	18,661
Varian, Inc. (a)(e)	2,041,800	78,344
Waters Corp. (a)	887,000	37,210
		586,416
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	3,253,380	141,978
Community Health Systems, Inc. (a)	2,893,200	105,284
Emdeon Corp. (a)	3,191,850	29,812
HCA, Inc.	2,026,040	99,438
Health Net, Inc. (a)	1,633,900	80,666
Laboratory Corp. of America Holdings (a)	530,300	31,102
McKesson Corp.	3,230,100	171,195
Omnicare, Inc.	322,800	16,043
Pediatrix Medical Group, Inc. (a)	133,780	11,730
Quest Diagnostics, Inc.	2,536,620	125,385
Sunrise Senior Living, Inc. (a)	1,142,200	41,519
Triad Hospitals, Inc. (a)	1,086,750	44,622
Universal Health Services, Inc. Class B	2,243,080	106,569
		1,005,343
Pharmaceuticals - 1.3%
Forest Laboratories, Inc. (a)	273,700	12,667
Schering-Plough Corp.	6,610,250	126,586
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,380,500	58,851
Wyeth	170,000	7,863
		205,967
TOTAL HEALTH CARE		2,009,854
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.8%
EADS NV	1,327,400	$ 52,025
Honeywell International, Inc.	1,064,100	40,883
Lockheed Martin Corp.	195,190	13,205
Precision Castparts Corp.	395,620	19,761
		125,874
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	588,800	18,404
Ryanair Holdings PLC sponsored ADR (a)	902,400	49,397
Southwest Airlines Co.	609,900	10,039
		77,840
Building Products - 0.9%
American Standard Companies, Inc.	403,500	14,526
Masco Corp.	4,289,800	127,193
		141,719
Commercial Services & Supplies - 1.6%
Aramark Corp. Class B	2,859,000	76,192
Manpower, Inc.	818,800	44,076
Navigant Consulting, Inc. (a)	1,681,400	38,201
Steelcase, Inc. Class A	1,666,000	28,072
The Brink's Co.	1,028,000	54,690
		241,231
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	312,900	25,664
Fluor Corp.	1,971,380	173,383
		199,047
Industrial Conglomerates - 0.9%
Tyco International Ltd.	5,162,270	134,477
Machinery - 1.9%
Albany International Corp. Class A	850,689	31,475
Briggs & Stratton Corp.	1,731,800	60,249
Crane Co.	324,400	12,107
Harsco Corp.	555,300	43,991
Kennametal, Inc.	625,440	36,588
SPX Corp.	1,898,330	90,569
Wabash National Corp.	874,630	18,656
		293,635
Road & Rail - 1.3%
Canadian National Railway Co.	638,700	57,760
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	308,100	$ 16,493
Laidlaw International, Inc.	4,085,100	111,115
Old Dominion Freight Lines, Inc. (a)	437,353	12,482
		197,850
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. Trust	516,395	16,886
TOTAL INDUSTRIALS		1,428,559
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.6%
Alcatel SA sponsored ADR (a)(d)	3,104,400	41,599
Andrew Corp. (a)	1,885,800	24,459
Dycom Industries, Inc. (a)(e)	3,906,100	96,324
Lucent Technologies, Inc. (a)	1,778,900	4,696
Motorola, Inc.	1,452,900	32,995
Nokia Corp. sponsored ADR	2,700,700	49,639
		249,712
Computers & Peripherals - 3.7%
Intermec, Inc. (a)	1,448,200	50,499
Maxtor Corp. (a)	8,016,300	73,750
NCR Corp. (a)	2,144,000	79,650
Seagate Technology	5,271,300	137,476
Sun Microsystems, Inc. (a)	1,778,900	8,005
Western Digital Corp. (a)	9,917,480	216,796
		566,176
Electronic Equipment & Instruments - 5.8%
Agilent Technologies, Inc. (a)	3,844,700	130,374
Arrow Electronics, Inc. (a)	2,011,700	69,122
Avnet, Inc. (a)	4,273,035	104,476
Celestica, Inc. (sub. vtg.) (a)	8,350,300	82,554
Flextronics International Ltd. (a)	13,004,800	136,030
Ingram Micro, Inc. Class A (a)	2,141,500	41,438
Mettler-Toledo International, Inc. (a)	1,225,175	70,925
Molex, Inc.	2,549,976	77,137
Solectron Corp. (a)	8,456,600	32,304
Symbol Technologies, Inc.	9,101,800	112,407
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tech Data Corp. (a)	682,900	$ 28,156
Tektronix, Inc.	481,430	14,202
		899,125
IT Services - 2.5%
Accenture Ltd. Class A	900,000	28,377
Affiliated Computer Services, Inc. Class A (a)	1,549,358	96,990
BearingPoint, Inc. (a)	1,485,300	12,209
Ceridian Corp. (a)	7,021,960	173,302
Hewitt Associates, Inc. Class A (a)	2,158,000	57,619
Iron Mountain, Inc. (a)	295,300	12,308
		380,805
Office Electronics - 1.4%
Xerox Corp. (a)	15,123,510	216,417
Semiconductors & Semiconductor Equipment - 3.3%
AMIS Holdings, Inc. (a)	1,669,000	17,274
Amkor Technology, Inc. (a)	2,158,600	12,153
Applied Materials, Inc.	3,430,300	65,347
ASM International NV (Nasdaq) (a)	1,420,000	25,560
ASML Holding NV (NY Shares) (a)	4,368,100	98,675
DSP Group, Inc. (a)	484,431	14,218
Exar Corp. (a)	591,269	7,964
Fairchild Semiconductor International, Inc. (a)	2,845,010	56,758
Freescale Semiconductor, Inc.:
Class A (a)	1,083,900	27,271
Class B (a)	1,380,936	34,869
Microsemi Corp. (a)	1,057,200	32,181
MKS Instruments, Inc. (a)	1,196,300	26,020
National Semiconductor Corp.	2,909,700	82,083
		500,373
Software - 2.1%
Cadence Design Systems, Inc. (a)	2,852,700	50,379
Hyperion Solutions Corp. (a)	780,122	26,844
JDA Software Group, Inc. (a)	564,100	8,648
Quest Software, Inc. (a)	1,514,821	23,995
Siebel Systems, Inc.	3,618,700	38,394
Sybase, Inc. (a)	861,300	18,595
Symantec Corp. (a)	1,390,455	25,557
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(d)	2,092,500	$ 33,187
THQ, Inc. (a)(e)	3,960,950	103,975
		329,574
TOTAL INFORMATION TECHNOLOGY		3,142,182
MATERIALS - 5.6%
Chemicals - 2.7%
Albemarle Corp.	567,810	24,853
Ashland, Inc.	1,075,520	70,898
Celanese Corp. Class A	1,277,200	26,144
Chemtura Corp.	5,501,632	69,156
Cytec Industries, Inc.	1,460,500	72,441
Ferro Corp.	1,321,000	25,984
Georgia Gulf Corp.	421,700	14,422
Koppers Holdings, Inc.	215,400	3,016
OM Group, Inc. (a)	444,200	9,555
OMNOVA Solutions, Inc. (a)	1,848,088	12,456
PolyOne Corp. (a)	3,018,200	21,610
Spartech Corp. (e)	1,767,100	42,463
Valspar Corp.	895,000	24,362
		417,360
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	4,274,800	94,003
Packaging Corp. of America	2,312,960	53,661
		147,664
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd.	1,365,800	33,481
Alcan, Inc.	1,955,960	95,312
Alcoa, Inc.	2,410,240	75,923
Newmont Mining Corp.	681,300	42,104
Nucor Corp.	100,500	8,465
Oregon Steel Mills, Inc. (a)	426,243	17,548
		272,833
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	898,400	23,978
TOTAL MATERIALS		861,835
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc. (e)	2,108,200	$ 20,850
AT&T, Inc.	1,690,200	43,861
BellSouth Corp.	1,581,800	45,508
Citizens Communications Co.	3,278,300	40,225
Cogent Communications Group, Inc. (a)	2,117,100	13,867
Iowa Telecommunication Services, Inc. (e)	2,135,143	36,041
Verizon Communications, Inc.	1,298,500	41,111
		241,463
Wireless Telecommunication Services - 1.2%
ALLTEL Corp.	1,347,800	80,908
American Tower Corp. Class A (a)	39,172	1,212
Dobson Communications Corp. Class A (a)	4,553,100	33,784
Sprint Nextel Corp.	3,041,500	69,620
		185,524
TOTAL TELECOMMUNICATION SERVICES		426,987
UTILITIES - 3.8%
Electric Utilities - 1.7%
Edison International	2,055,280	90,062
Entergy Corp.	848,060	58,949
Exelon Corp.	952,100	54,670
PPL Corp.	2,016,000	60,742
		264,423
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	2,502,500	42,643
Constellation Energy Group, Inc.	653,700	38,091
NRG Energy, Inc. (a)	1,263,800	61,004
TXU Corp.	1,175,800	59,543
		201,281
Multi-Utilities - 0.8%
CMS Energy Corp. (a)	631,900	9,144
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	1,657,400	$ 61,838
Public Service Enterprise Group, Inc.	634,900	44,202
		115,184
TOTAL UTILITIES		580,888
TOTAL COMMON STOCKS (Cost $11,490,515)		14,401,926
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Corp. Series A, 4.50%	893,800	20,450
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	210,000	4,830
TOTAL CONSUMER DISCRETIONARY		25,280
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	88,800	6,421
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	402,000	20,795
MATERIALS - 0.2%
Containers & Packaging - 0.2%
Owens-Illinois, Inc. 4.75%	681,200	24,251
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Dominion Resources, Inc. 8.75%	410,000	21,364
TOTAL CONVERTIBLE PREFERRED STOCKS		98,111
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	209,400	$ 11,454
TOTAL PREFERRED STOCKS (Cost $109,487)		109,565
Nonconvertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 80	80
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	15,515	13,925
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	10,040	10,140
TOTAL NONCONVERTIBLE BONDS (Cost $23,978)		24,145
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.46% (b)	822,102,304	$ 822,102
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	26,321,671	26,322
TOTAL MONEY MARKET FUNDS (Cost $848,424)		848,424
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,472,404)		15,384,060
NET OTHER ASSETS - (0.1)%		(20,471)
NET ASSETS - 100%		$ 15,363,589
Security Type Abbreviation
PIERS -	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,459
Fidelity Securities Lending Cash Central Fund	163
Total	$ 7,622
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alaska Communication Systems Group, Inc.	$ 7,897	$ 13,896	$ -	$ -	$ 20,850
Albany International Corp. Class A	61,599	-	28,432	100	-
Dycom Industries, Inc.	77,183	665	-	-	96,324
Iowa Telecommunication Services, Inc.	35,230	-	-	865	36,041
OMNOVA Solutions, Inc.	10,916	-	3,834	-	-
Pier 1 Imports, Inc.	49,754	-	-	482	52,164
Spartech Corp.	33,522	-	-	221	42,463
Sports Authority, Inc.	44,332	-	-	-	58,473
THQ, Inc.	97,923	-	7,017	-	103,975
Varian, Inc.	74,827	281	-	-	78,344
Total	$ 493,183	$ 14,842	$ 39,283	$ 1,668	$ 488,634
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $12,472,325,000. Net unrealized appreciation aggregated $2,911,735,000, of which $3,385,205,000 related to appreciated investment securities and $473,470,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006